Operating Segment And Geographic Information (Schedule Of Long-Lived Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	¥ 34,206	¥ 31,878	¥ 32,881
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	28,234	29,280	29,750
Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	1,073	281	214
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	1,582	563	539
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	¥ 3,317	¥ 1,754	¥ 2,378